SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
SEGMENT INFORMATION	SEGMENT INFORMATION
Management analyzes the Company’s operating segments separately because of different economic environments and stages of development in different geographical areas, requiring different investment and marketing strategies.
Management evaluates the performance of the Company’s segments on a regular basis, primarily based on earnings before interest, tax, depreciation, amortization, impairment, gain / loss on disposals of non-current assets, other non-operating gains / losses and share of profit / loss of joint ventures and associates (“Adjusted EBITDA”) along with assessing the capital expenditures excluding certain costs such as those for telecommunication licenses and right-of-use assets (“CAPEX excl. licenses and ROU”). Management does not analyze assets or liabilities by reportable segments.

Reportable segments consist of Pakistan, Ukraine, Kazakhstan, Uzbekistan and Bangladesh for 2022 (in 2021, Russia was also considered a reportable segment). Following the announcement to sell the Russian operations on November 24, 2022, the Russian operations have, in line with the IFRS 5 requirements, been classified as a discontinued operation and accounted for as an “Asset held for sale”. Following the exercise of the related put option on July 1, 2021, the Algerian operations were classified as a discontinued operation and accounted for as an “Asset held for sale”, in line with the IFRS 5 requirements, and the sale of our stake in the Algerian operations was completed on August 5, 2022. Refer to Note 10 for further details.

We also present our results of operations for “Others” and “HQ and eliminations” separately, although these are not reportable segments. “Others” represents our operations in Kyrgyzstan and Georgia and “HQ and eliminations” represents transactions related to management activities within the Group. See Note 9 Significant Transactions for details on the sale of our former Georgia operations.

Financial information by reportable segment for the periods ended December 31 is presented in the following tables. Inter-segment transactions are not material and are made on terms which are comparable to transactions with third parties.

	Total revenue			Adjusted EBITDA			CAPEX excl licenses and ROU
	2022	2021*	2020*	2022	2021*	2020*	2022	2021*	2020*

Pakistan**	1,285	1,408	1,233	654	643	612	258	318	249
Ukraine	971	1,055	933	575	704	630	177	203	179
Kazakhstan	636	569	479	322	307	265	122	134	119
Uzbekistan	233	194	198	124	89	68	64	34	52
Bangladesh	576	564	537	210	235	228	199	89	126
Others	66	81	125	26	41	22	16	25	33
HQ and eliminations	(12)	(21)	(23)	(164)	(179)	(200)	5	3	18

Total	3,755	3,850	3,482	1,747	1,840	1,625	841	806	776
*Prior year comparatives for the years ended December 31, 2021 and 2020 are adjusted following the classification of Russia as a discontinued operation (see Note 10).
**In 2022, Pakistan Adjusted EBITDA includes the impact of SIM tax reversal. refer to Note 3 and Note 4.
The following table provides the reconciliation of consolidated Profit / (loss) before tax from continuing operations to Adjusted EBITDA for the years ended December 31:

	2022	2021*	2020*

Profit / (loss) before tax from continuing operations	802	464	373

Depreciation	557	605	553
Amortization	221	194	177
Impairment loss / (reversal)	(107)	27	62
(Gain) / loss on disposal of non-current assets	1	(9)	10
(Gain) / loss on disposal of subsidiaries	(88)	—	—
Finance costs	583	591	569
Finance income	(32)	(13)	(19)
Other non-operating (gain) / loss	(9)	(26)	(84)
Net foreign exchange (gain) / loss	(181)	7	(16)

Total Adjusted EBITDA	1,747	1,840	1,625
*Prior year comparatives for the years ended December 31, 2021 and 2020 are adjusted following the classification of Russia as a discontinued operation (see Note 10).